Provisions for employee benefits - Analysis by geographical area related to the main actuarial assumptions (Details) - Foreign defined benefit plan	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum
Statement
Discount rate	0.10%	0.00%
Rate of compensation increase	1.30%	1.30%
Rate of price inflation	0.80%	0.80%
Life expectations on retirement at age 65	13 years	13 years
Maximum
Statement
Discount rate	14.70%	13.70%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	12.20%	11.30%
Life expectations on retirement at age 65	26 years	25 years
Euro Area | Minimum
Statement
Discount rate	0.40%	0.80%
Rate of compensation increase	1.30%	1.30%
Rate of price inflation	1.30%	1.30%
Life expectations on retirement at age 65	21 years	21 years
Euro Area | Maximum
Statement
Discount rate	0.80%	1.00%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	1.90%	2.00%
Life expectations on retirement at age 65	22 years	22 years
Rest of Europe | Minimum
Statement
Discount rate	0.10%	0.00%
Rate of compensation increase	2.50%	2.50%
Rate of price inflation	0.80%	0.80%
Life expectations on retirement at age 65	23 years	24 years
Rest of Europe | Maximum
Statement
Discount rate	1.40%	2.00%
Rate of compensation increase	3.60%	3.60%
Rate of price inflation	3.10%	3.10%
Life expectations on retirement at age 65	26 years	25 years
Africa | Minimum
Statement
Discount rate	2.60%	2.60%
Rate of compensation increase	2.00%	2.00%
Rate of price inflation	2.60%	2.60%
Life expectations on retirement at age 65	13 years	13 years
Africa | Maximum
Statement
Discount rate	14.70%	13.70%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	12.20%	11.30%
Life expectations on retirement at age 65	17 years	17 years
Other areas | Minimum
Statement
Discount rate	6.40%	7.30%
Rate of compensation increase	5.00%	10.00%
Rate of price inflation	3.00%	3.30%
Other areas | Maximum
Statement
Discount rate	9.80%	11.30%
Rate of compensation increase	9.80%	11.30%
Rate of price inflation	5.00%	5.00%